Other financial liabilities - Summary of detailed information about other financial liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Non-current
Liability on written put options to non-controlling interests (Refer to Note 19)	₨ 4,945		₨ 4,303
Contingent consideration (Refer to Note 19)	1,307		429
Liabilities towards customer contracts	1,026		0
Rent deposit	26		0
Long-term incentive payable	387		196
Deferred consideration for Business combination	61		57
Other liabilities	41		0
Other non-current financial liabilities	7,793	$ 91	4,985
Current
Capital creditors	1,255		333
Contingent consideration (Refer to Note 19)	557		0
Rent deposit	475		788
Liabilities towards customer contracts	342		78
Advance from customers	167		598
Cash Settled ADS RSUs	0		3
Interest accrued on loans and borrowings	489		347
Deferred consideration for Business combination	295		91
Unclaimed dividend	64		34
Other current liabilities	234		0
Current financial liabilities	3,878	$ 45	2,272
Other financial liabilities	₨ 11,671		₨ 7,257